Debt - Narrative (Details)						1 Months Ended												6 Months Ended	12 Months Ended
	Jun. 23, 2022 USD ($)	Aug. 27, 2021 USD ($)	Apr. 08, 2021 USD ($) shares	May 23, 2020 USD ($)	Feb. 22, 2018 USD ($)	Sep. 30, 2022 USD ($)	May 31, 2022 USD ($)	Apr. 30, 2022 USD ($) lineOfCredit	Mar. 31, 2022 USD ($)	Jan. 31, 2022 USD ($)	Sep. 30, 2021 USD ($)	Jan. 31, 2021 USD ($)	May 31, 2020 USD ($) debtInstrument loan	Feb. 29, 2020 USD ($)	Nov. 30, 2019 USD ($) debtInstrument	Oct. 31, 2019 USD ($)	Jan. 31, 2019 USD ($) debtInstrument	Jun. 30, 2023 USD ($) lineOfCredit	Dec. 31, 2022 USD ($) installment	Dec. 31, 2021 USD ($) debtInstrument loan	May 31, 2021 USD ($)
Debt Instrument [Line Items]
Long-term debt																		$ 21,627,540	$ 22,109,820
Gain on extinguishment of debt																			0	$ 803,079
Gain on forgiveness of debt																			0	3,896,108
Proceeds from sale of buildings	$ 13,200,000
Gain (loss) on sale of properties	5,822,450																		5,938,150	0
Settlement of mortgage from gain on sale	$ 4,642,043
Maximum borrowing capacity																			33,000,000.0
Alt Labs
Debt Instrument [Line Items]
Principal amount										$ 500,000									414,498
Periodic payments										$ 9,186
Interest rate										3.85%
Morris May 2022 Equipment Finance Note | Morris
Debt Instrument [Line Items]
Principal amount							$ 61,000												53,595
Periodic payments							$ 1,314
Interest rate							10.00%
Morris January 2022 Equipment Finance Note | Morris
Debt Instrument [Line Items]
Principal amount										$ 89,153									74,644
Periodic payments										$ 1,722
Interest rate										5.86%
Morris March 2022 Equipment Finance Note | Morris
Debt Instrument [Line Items]
Principal amount									$ 93,433										79,653
Periodic payments									$ 1,804
Interest rate									5.86%
Notes Payable
Debt Instrument [Line Items]
Principal amount														$ 2,300,000
Interest rate (as a percent)														4.25%
Debt instrument term														48 months
Long-term debt																			2,062,318	2,062,318
Daily late charge																		575
Gain on extinguishment of debt																				803,079
Notes Payable | VWES Promissory Note
Debt Instrument [Line Items]
Principal amount					$ 3,000,000
Interest rate (as a percent)					7.00%
Periodic payments					$ 150,000
Debt instrument term					3 years
Long-term debt																			2,857,500	2,857,500
Interest payable, current																			$ 1,710,577	1,170,861
Default rate (as a percent)																			10.00%
Daily late charge																			$ 575
Notes Payable | Subordinated Secured Promissory Notes, $3,100,000
Debt Instrument [Line Items]
Principal amount																	$ 3,100,000
Interest rate (as a percent)																	4.25%
Periodic payments																	$ 31,755
Debt instrument term																	3 years
Number of secured promissory notes | debtInstrument																	3
Monthly payment term																	35 months
Notes Payable | Supplemental Subordinated Secured Promissory Notes
Debt Instrument [Line Items]
Principal amount																	$ 350,000
Interest rate (as a percent)																	4.25%		6.00%
Periodic payments												$ 13,882							$ 10,000
Debt instrument term																	1 year
Number of secured promissory notes | debtInstrument													3				3
Number of monthly installments | installment																			8
Notes Payable | Supplemental Subordinated Secured Promissory Notes, Note One
Debt Instrument [Line Items]
Principal amount													$ 116,667							119,370
Debt instrument, accrued interest													2,703
Initial payment				$ 30,000
Notes Payable | Supplemental Subordinated Secured Promissory Notes, Note Two
Debt Instrument [Line Items]
Principal amount													116,667							119,370
Debt instrument, accrued interest													2,703
Initial payment				30,000
Notes Payable | Supplemental Subordinated Secured Promissory Notes, Note Three
Debt Instrument [Line Items]
Principal amount													116,667							119,370
Debt instrument, accrued interest													2,703
Initial payment				$ 30,000
Notes Payable | Subordinated Secured Promissory Notes
Debt Instrument [Line Items]
Number of secured promissory notes | debtInstrument															2
Notes Payable | Subordinated Secured Promissory Note1
Debt Instrument [Line Items]
Principal amount															$ 1,900,000
Interest rate (as a percent)															4.25%
Periodic payments															$ 19,463
Debt instrument term															3 years
Monthly payment term															35 months
Debt amount converted			$ 1,883,418
Repayments of debt			$ 887,000
Shares issued in debt conversion (in shares) | shares			1,617,067
Notes Payable | Subordinated Secured Promissory Note2
Debt Instrument [Line Items]
Principal amount															$ 496,343
Interest rate (as a percent)															8.75%
Notes Payable | Subordinated Secured Promissory Notes, $2,000,000
Debt Instrument [Line Items]
Principal amount																				$ 2,000,000
Interest rate (as a percent)																				3.75%
Periodic payments																				$ 19,590
Number of secured promissory notes | debtInstrument																				2
Amortization period																				10 years
Secured Debt
Debt Instrument [Line Items]
Principal amount		$ 4,700,000														$ 107,997
Interest rate (as a percent)		3.95%														9.40%
Periodic payments		$ 24,722
Debt instrument term		10 years														48 months
Secured Debt | Morris
Debt Instrument [Line Items]
Principal amount																			$ 23,405	$ 52,504
Unsecured Debt | Paycheck Protection Program Loans
Debt Instrument [Line Items]
Principal amount													$ 3,896,108							$ 1,799,725
Interest rate (as a percent)																				1.00%
Debt instrument term																				24 months
Number of secured promissory notes | loan													7							4
SBA loan (PPP funds)																				$ 65,000
Number of loans forgiven | debtInstrument																				10
Gain on forgiveness of debt																			0	$ 3,896,108
Unsecured Debt | Paycheck Protection Program Loans | Impossible Aerospace
Debt Instrument [Line Items]
Repayments of debt																				88,160
Debt forgiven																				356,690
Line of Credit | Alt Labs
Debt Instrument [Line Items]
Maximum borrowing capacity																			1,840,000
Line of credit facility, capacity available for drawn																			17,000
Remaining borrowing capacity																				750,000
Line of Credit | Morris
Debt Instrument [Line Items]
Maximum borrowing capacity																			2,490,000	1,730,000
Line of credit facility, capacity available for drawn																			7,000
Line of Credit | QCA
Debt Instrument [Line Items]
Maximum borrowing capacity																			5,000,000	2,000,000
Line of credit facility, capacity available for drawn																			51,000
Line of Credit | RCA
Debt Instrument [Line Items]
Maximum borrowing capacity																			5,540,000	5,640,000
Line of credit facility, capacity available for drawn																			3,800,000
Remaining borrowing capacity																				$ 10,000,000
Line of Credit | WSJ Prime Rate | Alt Labs
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)								2.50%
Line of Credit | WSJ Prime Rate | QCA
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)											2.50%
Line of Credit | Minimum | Alt Labs
Debt Instrument [Line Items]
Number of lines of credit | lineOfCredit								2
Line of Credit | Maximum | Alt Labs
Debt Instrument [Line Items]
Number of lines of credit | lineOfCredit								3
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity																		$ 35,000,000.0
Number of lines of credit | lineOfCredit																		4
Remaining borrowing capacity																		$ 4,400,000	$ 3,800,000
Line of Credit | Revolving Credit Facility | Alt Labs
Debt Instrument [Line Items]
Maximum borrowing capacity								$ 5,000,000
Number of lines of credit | lineOfCredit								3
Line of Credit | Revolving Credit Facility | Morris
Debt Instrument [Line Items]
Interest rate (as a percent)																					7.50%
Maximum borrowing capacity																					$ 2,500,000
Line of Credit | Revolving Credit Facility | QCA
Debt Instrument [Line Items]
Maximum borrowing capacity											$ 5,500,000
Line of Credit | Revolving Credit Facility | Prime Rate | Alt Labs
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)								10.00%
Line of Credit | Revolving Credit Facility | Prime Rate | QCA
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)																			10.00%
Line of Credit | Revolving Credit Facility | SOFR | RCA
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 20,000,000
Basis spread on variable rate (as a percent)						1.75%
Line of Credit | Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Debt instrument term																		1 year
Line of Credit | Revolving Credit Facility | Minimum | Prime Rate
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)																		2.50%
Line of Credit | Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Debt instrument term																		5 years
Line of Credit | Revolving Credit Facility | Maximum | Prime Rate
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)																		4.25%
Line of Credit | Revolving Credit Facility | Capital Expenditure Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity																		$ 500,000	$ 500,000
Number of lines of credit | lineOfCredit																		1
Line of Credit | Revolving Credit Facility | Capital Expenditure Line of Credit | QCA
Debt Instrument [Line Items]
Maximum borrowing capacity											$ 500,000